Investing Activities (Details) - Southland Holdings [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Amortized Costs
Net gains	8
Fair value	8
Common Stock [Member]
Amortized Costs
Net gains	8
Fair value	$ 8